ASSETS HELD FOR SALE (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	$ 13,892	$ 6,947
Deferred income tax assets	667	280
Borrowings	22,399	10,866
Accounts payable and other	9,881	7,197
Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	120	29
Accounts and other receivable, net	15	28
Deferred income tax assets	2
Borrowings	83
Accounts payable and other	$ 11	9
Inventory		$ 6